OPERATING LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Schedule of Rent Expense
Year ended December 31, 2014	$55,542
Total lease commitment	$55,542

Year ended December 31, 2014	$55,542
Total lease commitment	$55,542